Mineral Rights and Properties (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Mineral Rights And Properties Explanatory Abstract
Schedule of mineral rights and properties
13.	MINERAL RIGHTS AND PROPERTIES

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	RZY	Kuanping	La Yesca	Total
Balance as at April 1, 2021	$348,000	$64,609	$115,610	$185	$-	$16,747	$545,151
Capitalized expenditures	37,307	-	4,507	-	24	2,588	44,426
Acquisition	-	-	-	-	13,135	-	13,135
Environmental rehabilitation	(68)	(18)	898	-	-	-	812
Derecognition	-	-	-	(185)	-	-	(185)
Foreign currency translation impact	12,096	501	3,891	-	221	-	16,709
Balance as at March 31, 2022	$397,335	$65,092	$124,906	$-	$13,380	$19,335	$620,048
Capitalized expenditures	35,632	-	4,839	-	907	876	42,254
Environmental rehabilitation	(224)	(36)	12	-		-	(248)
Foreign currency translation impact	(30,731)	(1,192)	(9,639)	-	(1,034)	-	(42,596)
Balance as at March 31, 2023	$402,012	$63,864	$120,118	$-	$13,253	$20,211	$619,458

Impairment and accumulated depletion
Balance as at April 1, 2021	$(122,977)	$(57,264)	$(87,296)	$(185)	$-	$-	$(267,722)
Depletion	(15,974)	-	(2,595)	-	-	-	(18,569)
Derecognition	-	-	-	185	-	-	185
Foreign currency translation impact	(4,313)	(257)	(2,924)	-	-	-	(7,494)
Balance as at March 31, 2022	$(143,264)	$(57,521)	$(92,815)	$-	$-	$-	$(293,600)
Impairment	-	-	-	-		(20,211)	(20,211)
Depletion	(18,689)	-	(2,398)	-	-	-	(21,087)
Foreign currency translation impact	11,091	610	7,165	-	-	-	18,866
Balance as at March 31, 2023	$(150,862)	$(56,911)	$(88,048)	$-	$-	$(20,211)	$(316,032)

Carrying amounts
Balance as at March 31, 2022	$254,071	$7,571	$32,091	$-	$13,380	$19,335	$326,448
Balance as at March 31, 2023	$251,150	$6,953	$32,070	$-	$13,253	$-	$303,426